Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 98.6%		Par	Value
General Obligation Bonds - 22.1%
Anne Arundel County Maryland, 5.00%, 10/01/2033		$2,000,000	$2,038,847
Baltimore County Maryland
4.00%, 03/01/2038		5,000,000	5,143,129
5.00%, 03/01/2044		2,800,000	3,013,426
Cecil County Maryland, 2.50%, 08/01/2035		1,310,000	1,157,189
Frederick County Maryland
1.63%, 10/01/2035		7,295,000	5,816,387
2.00%, 10/01/2039		8,830,000	6,597,897
Hyattsville Maryland
5.00%, 01/01/2026		160,000	160,635
5.00%, 01/01/2027		170,000	173,624
5.00%, 01/01/2044		2,065,000	2,068,329
Maryland State, 3.00%, 06/01/2031		7,500,000	7,500,371
Montgomery County Maryland, 3.00%, 10/01/2034		3,370,000	3,239,248
			36,909,082

Revenue Bonds - 76.5%
Anne Arundel County Maryland, 4.25%, 07/01/2044		2,000,000	1,915,173
Austin Texas, 7.88%, 09/01/2026		225,000	228,688
Baltimore Maryland
5.00%, 06/15/2030		520,000	520,478
3.25%, 06/01/2031 (a)		225,000	219,269
4.50%, 06/01/2033		1,455,000	1,481,874
5.00%, 06/15/2033		670,000	670,480
5.00%, 06/01/2036		1,250,000	1,256,794
3.50%, 06/01/2039 (a)		1,260,000	1,132,835
California Municipal Finance Authority, 5.00%, 11/01/2039 (a)		1,750,000	1,685,815
Florida Development Finance Corp., 5.25%, 07/01/2047		3,435,000	3,382,979
Franklin County Ohio, 5.00%, 11/15/2034		1,550,000	1,550,486
Frederick County Maryland
5.00%, 07/01/2029		1,965,000	2,101,860
5.00%, 07/01/2030		1,375,000	1,490,182
3.75%, 07/01/2039		1,410,000	1,283,990
Gaithersburg Maryland
5.00%, 01/01/2028		1,000,000	1,024,823
5.00%, 01/01/2033		2,000,000	2,040,795
Lehigh County Pennsylvania, 3.99% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038		2,505,000	2,472,081
Main Street Natural Gas, Inc., 4.47% (SOFR + 1.70%), 12/01/2053		5,500,000	5,552,972
Maryland Community Development Administration
1.50%, 09/01/2027		1,270,000	1,217,891
5.00%, 09/01/2030		1,245,000	1,325,133
5.00%, 09/01/2031		1,030,000	1,096,778
4.60%, 03/01/2042		3,930,000	3,985,134
2.41%, 07/01/2043		2,655,806	1,862,630
Maryland Economic Development Corp.
5.00%, 07/01/2028		1,000,000	1,047,986
5.00%, 07/01/2029		750,000	797,579
5.00%, 06/01/2035		6,715,000	6,769,105
4.10%, 10/01/2036 (b)		2,600,000	2,673,777
4.00%, 07/01/2040		1,500,000	1,396,863
4.50%, 07/01/2044		4,500,000	4,105,840
5.00%, 10/01/2050		5,000,000	5,061,684
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026		420,000	420,530
5.00%, 08/15/2027		4,000,000	4,004,514
5.00%, 08/15/2033		1,250,000	1,251,755
5.00%, 07/01/2034		1,955,000	1,956,765
5.00%, 01/01/2036		1,000,000	1,010,011
5.00%, 05/15/2037		5,000,000	5,004,454
5.00%, 07/01/2037		1,200,000	1,203,564
5.00%, 07/01/2038		1,500,000	1,531,090
5.00%, 05/15/2042		4,335,000	4,371,233
5.00%, 07/01/2043		1,310,000	1,317,203
5.00%, 07/01/2045 (b)		4,000,000	4,094,173
Maryland Stadium Authority
4.00%, 06/01/2035		1,340,000	1,384,562
4.00%, 06/01/2037		1,000,000	1,021,370
5.00%, 05/01/2038		5,000,000	5,177,198
3.00%, 06/01/2041		4,460,000	3,560,175
Maryland State Department of Transportation
3.00%, 06/01/2026		5,000,000	5,000,658
5.00%, 08/01/2033		1,000,000	1,084,399
2.50%, 10/01/2033		1,395,000	1,307,016
2.13%, 10/01/2036		1,000,000	831,312
4.00%, 08/01/2038		1,150,000	1,126,669
5.00%, 08/01/2046		4,000,000	4,042,680
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040		1,500,000	1,532,751
Miami-Dade County Florida Expressway Authority, 5.30% (1 mo. Term SOFR + 1.05%), 07/01/2032		5,000,000	5,042,336
New York Transportation Development Corp., 6.00%, 04/01/2035		3,000,000	3,299,422
Washington Suburban Sanitary Commission
2.00%, 12/01/2039		1,000,000	743,242
2.25%, 06/01/2041		6,500,000	4,805,567
			127,476,623
TOTAL MUNICIPAL BONDS (Cost $165,520,419)			164,385,705

SHORT-TERM INVESTMENTS - 0.5%		Shares	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class Z, 4.01%(c)		789,986	789,986
TOTAL SHORT-TERM INVESTMENTS (Cost $789,986)			789,986

TOTAL INVESTMENTS - 99.1% (Cost $166,310,405)			165,175,691
Other Assets in Excess of Liabilities - 0.9%			1,496,447
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$166,672,138
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Maryland Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$164,385,705	$–	$164,385,705
Money Market Funds	789,986	–	–	789,986
Total Investments	$789,986	$164,385,705	$–	$165,175,691

Refer to the Schedule of Investments for further disaggregation of investment categories.